Nature of business - Narrative (Details)		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 subsidiary $ / shares	Dec. 31, 2020 $ / shares
Nature Of Business [Line Items]
Common shares, par value (in dollars per share)	$ 0.001	$ 0.0001	$ 0.0001
Number of wholly-owned subsidiaries | subsidiary		4
Private Placement
Nature Of Business [Line Items]
Sale of stock, price per share (in dollars per share)	$ 10.00
Sale of stock, consideration received on transaction | $	$ 165,000,000
Class A common shares
Nature Of Business [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001
Class A common shares | Private Placement
Nature Of Business [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	16,500,000
Class B common shares
Nature Of Business [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001
RACA
Nature Of Business [Line Items]
Business combination, entity shares issued per acquiree share (in shares) | shares	3.59
Exchange of common stock per share (in dollars per share)	$ 0.0001